RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2018
RELATED PARTY TRANSACTIONS
22.	RELATED PARTY TRANSACTIONS

The Company's related parties include:

Related party	Nature of the relationship

Key management personnel	Officers and directors of the Company

Platoro Resource Corp. (“Platoro”)
Platoro is a private company controlled by a director of the Company. Platoro provided geological and investor relations services to the Company.

These transactions occurred in the normal course of business, and were conducted on terms substantially similar to arm’s length transactions.

(a)	Services

The Company entered into the following related party transactions:

	2018	2017
Consulting services provided by Platoro	$22	$11

(b)	Key management compensation

Key management personnel includes the Company’s Directors, President and Chief Executive Officer, Chief Financial Officer, and vice presidents. The amounts owing to key management personnel are included in trade and other payables. The Company is committed to making severance payments amounting to approximately $1,800 to certain officers and management in the event of a change in control of the Company.

Compensation to key management personnel consisted of the following:

	2018	2017
Salaries and benefits	$1,894	$2,514
Directors’ fees	417	320
Share-based compensation	1,033	889
	$3,344	$3,723

Directors fees for the year ended December 31, 2018 include $77 for special committee fees (2017 – $
23
).

(c)	Balances outstanding at the Reporting Date:

	December 31, 2018	December 31, 2017
Payable to Platoro	$–	$11

These amounts owing were included in trade payables.